UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22550

Name of Fund: BlackRock Preferred Partners LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1	–	Report to Stockholders

2

September 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Preferred Partners LLC

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Dear Member

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This report reflects your fund’s reporting period ended September 30, 2011. The following review is intended to provide you with additional market perspective over the last 12 months.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6- month	12- month
US large cap equities (S&P 500® Index)	(13.78)%	1.14%
US small cap equities (Russell 2000® Index)	(23.12)	(3.53)
International equities (MSCI Europe, Australasia, Far East Index)	(17.74)	(9.36)
Emerging market equities (MSCI Emerging Markets Index)	(23.45)	(16.15)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.14
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	16.14	9.28
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.20	5.26
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	7.85	3.88
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(5.12)	1.75

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2011

Fund Overview

BlackRock Preferred Partners LLC’s (the “Fund”) investment objective is to seek total return. Over an investment cycle, the Fund expects to achieve net returns commensurate with the long-term return on equities with less volatility and a relatively low degree of correlation to the equity markets. The Fund seeks to achieve its investment objective by investing directly or indirectly in private funds or other pooled investment vehicles or accounts organized outside the United States (“Portfolio Funds”) generally believed not to be highly correlated with the Standard & Poor’s 500 Index over a long-term horizon. The Fund may also invest directly in securities (other than those of Portfolio Funds) or other financial instruments.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

The following charts show the ten largest holdings and investment strategies as a percentage of the Fund’s long-term investments:

Portfolio Holdings	9/30/11
One William Street Capital Offshore Fund, Ltd.	7%
Magnetar Capital Fund II, Ltd.	7
D.E. Shaw Oculus International Fund	6
Scout Capital Fund, Ltd.	6
Davidson Kempner International (BVI), Ltd.	5
Pentwater Event Fund, Ltd.	5
Claren Road Credit Fund, Ltd.	4
Fortress Macro Fund, Ltd.	4
Brigade Leveraged Capital Structures Offshore, Ltd.	4
Aristeia International, Ltd.	4

Investment Strategies	9/30/11
Fundamental Long/Short	54%
Event Driven	19
Directional Trading	16
Relative Value	11

The table below summarizes the changes in the Fund’s monthly NAV per share:

	9/30/11	9/01/11[1]	Change	High	Low
Net Asset Value	$9.75	$10.00	(2.50%)	$10.00	$9.75

[1]	Commencement of Operations. The Fund is a continuously offered closed-end fund that does not trade on an exchange.

4	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges; and (b) operating expenses, including investment advisory fees, distribution fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on September 1, 2011 and held through September 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a member paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value September 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value September 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Preferred Partners LLC	$1,000.00	$975.00	$1.65	$1,000.00	$1,002.50	$1.67	2.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 365.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	5

Schedule of Investments September 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Portfolio Funds	Value
Directional Trading – 15.9%
AlphaMosaic SPC Platform	$474,677
D.E. Shaw Oculus International Fund	1,465,500
Fortress Commodities Fund LP	874,400
Fortress Macro Fund, Ltd.	1,063,074

3,877,651

Event Driven – 18.7%
Davidson Kempner International (BVI), Ltd.	1,289,826
HBK Offshore Fund II LP	996,647
Pentwater Event Fund, Ltd.	1,253,378
York Investment, Ltd.	1,009,120

4,548,971

Fundamental Long/Short – 52.1%
Boussard & Gavaudan Fund Plc	972,809
Brigade Leveraged Capital Structures Offshore, Ltd.	1,044,317
Claren Road Credit Fund, Ltd.	1,070,300
Conatus Capital Overseas Ltd.	968,080
Glenview Capital Partners (Cayman), Ltd.	897,547
King Street Capital, Ltd.	982,100
Oak Hill Credit Alpha Fund (Offshore), Ltd.	951,282
One William Street Capital Offshore Fund, Ltd.	1,671,410
Scout Capital Fund, Ltd.	1,335,002
Standard Pacific Capital Offshore, Ltd.	1,002,841
Standard Pacific Pan-Asia Fund, Ltd.	849,389
Taconic Opportunity Offshore Fund, Ltd.	965,400

12,710,477

Relative Value – 11.1%
Aristeia International, Ltd	1,043,547
Magnetar Capital Fund II, Ltd.	1,653,327

2,696,874

Total Investments (Cost – $24,425,000) – 97.8%	23,833,973
Other Assets Less Liabilities – 2.2%	534,929

Net Assets – 100.0%	$24,368,902

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$24,425,000

Gross unrealized appreciation	$13,374
Gross unrealized depreciation	(604,401)

Net unrealized depreciation	$(591,027)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad Levels for financial purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities;

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs). If the reporting entity has the ability to redeem its investment with the Portfolio Funds at the net asset value per share (or its equivalent) at the measurement date or within the near term and there are no other liquidity restrictions.

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments). Investments in Portfolio Funds that are currently subject to liquidity restrictions that will not be lifted in the near term.

The Fund’s investments in private funds or other pooled investment vehicles or accounts (collectively, the “Portfolio Funds” and individually a “Portfolio Fund”) managed by third-party investment managers (“Managers”) not otherwise traded on a securities exchange are classified within Level 2 or Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by the Manager of each Portfolio Fund rather than actual market transactions and other observable market data. The determination of whether such investment will be classified in Level 2 or Level 3 will be based upon the ability to redeem such investment within a reasonable period of time (within 90 days of the period end and any other month-end). If an investment in a Portfolio Fund may be redeemed within 90 days of the period end and any other month-end, and the fair value of the investment is based on information provided by management of the Portfolio Fund, it is classified as Level 2; in all other cases it is classified as Level 3.

See Notes to Financial Statements.

6	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Schedule of Investments (concluded)

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Portfolio Funds:[1]
Directional Trading	–	$2,412,151	$1,465,500	$3,877,651
Event Driven	–	2,298,946	2,250,025	4,548,971
Fundamental Long/Short	–	972,809	11,737,668	12,710,477
Relative Value	–	1,043,547	1,653,327	2,696,874

Total	–	$6,727,453	$17,106,520	$23,833,973

[1]	In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The following table is a reconciliation of Level 3 investments:

	Directional Trading	Event Driven	Fundamental Long/Short	Relative Value	Total
Assets:
Balance, as of September 1, 2011	–	–	–	–	–
Accrued discounts/premiums	–	–	–	–	–
Net realized gain (loss)	–	–	–	–	–
Net change in unrealized appreciation/depreciation[1]	$(34,500)	$(69,975)	$(337,332)	$(36,673)	$(478,480)
Purchases	1,500,000	2,320,000	12,075,000	1,690,000	17,585,000
Sales	–	–	–	–	–
Transfers in2	–	–	–	–	–
Transfers out[2]	–	–	–	–	–

Total	$1,465,500	$2,250,025	$11,737,668	$1,653,327	$17,106,520

[1]	The change in unrealized appreciation/depreciation on investments still held at September 30, 2011 was $(478,480).
[2]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	7

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)
Assets
Investments at value (cost – $24,425,000)	$23,833,973
Cash	574,618
Deferred offering costs	425,976
Receivable for reimbursement from advisor	341,457

Total assets	25,176,024

Liabilities
Offering costs payable	464,701
Organizational expense payable	293,000
Distribution fees payable	15,027
Officer’s and Directors’ fees payable	1,667
Other accrued expenses payable	32,727

Total liabilities	807,122

Net Assets	$24,368,902

Net Assets Consist of
Paid-in capital	$25,000,000
Accumulated net investment loss	(40,071)
Net unrealized appreciation/depreciation	(591,027)

Net Assets	$24,368,902

Net Asset Value
Based on net assets of $24,368,902 and 2,500,000 units outstanding	$9.75

See Notes to Financial Statements.

8	BLACKROCK PREFERRED PARTNERS LLC

Statement of Operations

Period September 1, 2011[1] to September 30, 2011 (Unaudited)
Expenses
Investment advisory	$15,027
Organization	293,000
Offering	38,725
Professional	20,596
Distribution	15,027
Administration	5,839
Printing	2,857
Officer and Directors	1,667
Miscellaneous	3,817

Total expenses	396,555
Less fees waived by advisor	(15,027)
Less expenses reimbursed by advisor	(341,457)

Total expenses after fees waived and reimbursed	40,071

Net investment loss	(40,071)

Unrealized Loss
Net change in unrealized appreciation/depreciation on investments	(591,027)

Net Decrease in Net Assets Resulting from Operations	$(631,098)

[1]	Commencement of operations. Reflects activity prior to September 1, 2011, related to the initial seeding of the Fund.

See Notes to Financial Statements.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	9

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period September 1, 2011[1] to September 30, 2011 (Unaudited)
Operations
Net investment loss	$(40,071)
Net change in unrealized appreciation/depreciation	(591,027)

Net decrease in net aseets resulting from operations	(631,098)

Capital Transactions
Proceeds from the issuance of units	25,000,000

Net Assets
Total increase in net assets	24,368,902
Beginning of period	–

End of period	$24,368,902

Accumulated net investment loss	$(40,071)

[1]	Commencement of operations. Reflects activity prior to September 1, 2011, related to the initial seeding of the Fund.

See Notes to Financial Statements.

10	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Statement of Cash Flows

Period September 1, 2011[1] to September 30, 2011 (Unaudited)
Cash Used for Operating Activities
Net decrease in net assets resulting from operations	$(631,098)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Increase in deferred offering costs	(425,976)
Increase in receivable from advisor	(341,457)
Increase in offering costs payable	464,701
Increase in organizational expense payable	293,000
Increase in distribution fee payable	15,027
Increase in officer’s and directors’ fees payable	1,667
Increase in other accrued expenses payable	32,727
Net change in unrealized appreciation/depreciation	591,027
Purchases of long-term investments	(24,425,000)

Cash used for operating activities	(24,425,382)

Cash Provided by Financing Activities
Cash receipts from issuance of units	25,000,000

Cash
Net increase in cash	574,618
Cash at beginning of period	–

Cash at end of period	$574,618

[1]	Commencement of operations. Reflects activity prior to September 1, 2011, related to the initial seeding of the Fund.

See Notes to Financial Statements.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	11

Financial Highlights

Period September 1, 2011[1,2] to September 30, 2011 (Unaudited)
Per Unit Operating Performance
Net asset value, beginning of period	$10.00 [3]

Net investment loss[4]	(0.01)
Net unrealized loss	(0.24)

Net decrease from investment operations	(0.25)

Net asset value, end of period	$9.75

Total Investment Return[5]
Based on net asset value	(2.50)%[6]

Ratios to Average Net Assets
Total expenses[7]	6.39%[8,9]

Total expenses after fees waived and reimbursed	2.00%[8,9]

Net investment loss	(2.00)%[8,9]

Supplemental Data
Net assets, end of period (000)	$24,369

Portfolio turnover	0%

[1]

Commencement of operations. Reflects activity prior to September 1, 2011, related to the initial seeding of the Fund. This information includes the initial investment by BlackRock HoldCo 2, Inc., a wholly owned subsidiary of BlackRock, Inc.

[2]	Commencement of operations. This information includes the initial investment by BlackRock HoldCo 2, Inc., a wholly owned subsidiary of BlackRock, Inc.
[3]	Net asset value, beginning of period, reflects a deduction of $0.30 per unit sales charges from initial offering price of $10.30 per unit.
[4]	Based on average units outstanding.
[5]

Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions. The Fund is a continuously offered closed-end fund, the units of which are offered at net asset value. No secondary market for the Fund’s units exists.

[6]	Aggregate total investment return.
[7]	Organization expenses were not annualized in the calculation of expense ratios. If these ratios were annualized, the total expenses would have been 19.79%.
[8]	Ratios do not include expenses incurred indirectly as a result of investments in Portfolio Funds.
[9]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Preferred Partners LLC (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a continuously offered, non diversified, closed-end management investment company. The Fund is organized as a Delaware limited liability company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financials statements. Actual results may differ from those estimates. The Fund continuously offers one class of Units, which may be sold to certain eligible investors with a front-end sales charge of 3.00%.

Prior to commencement of operations on September 1, 2011, the Fund had no operations other than those relating to organizational matters and the sale of 10,000 Units on August 15, 2011 to BlackRock HoldCo 2, Inc., a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”) for $100,000.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Portfolio Funds: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund will invest in Portfolio Funds selected by and unaffiliated with BlackRock Advisors, LLC (the “Advisor”), an indirect wholly owned subsidiary of BlackRock. Managers of Portfolio Funds or their respective administrators typically provide unaudited Portfolio Fund valuations monthly. It is anticipated that these unaudited values will be prepared in accordance with US GAAP and will, in effect, be the fair value of each Portfolio Fund’s assets less such Portfolio Fund’s liabilities. In some cases, estimated unaudited values are provided before final unaudited values. The Advisor will rely primarily on such estimated unaudited values or actual unaudited values, to the extent they are the most reliable and relevant indication of value of interests in the Portfolio Funds. The Advisor will give weight to such valuations and other factors and considerations set forth below and in the written policies and procedures (“Valuation Procedures”) that the Fund’s Board of Directors (the “Board”) has approved for purposes of determining the fair value of securities held by the Fund, as deemed appropriate in each case.

In instances where unaudited estimates may not be available, or where such unaudited estimates are not deemed appropriate (as further discussed below), additional factors that may be relevant in determining the value of an interest in a Portfolio Fund include (1) changes in the valuation of hedge fund indices, (2) publicly available information regarding a Portfolio Fund’s underlying portfolio companies or investments, (3) the price at which recent subscriptions and redemptions of such Portfolio Fund interests were offered, (4) relevant news and other sources, (5) significant market events and (6) information provided to the Advisor or the Fund by a Portfolio Fund, or the failure to provide such information as agreed to in the Portfolio Fund’s offering materials or other agreements with the Fund. In circumstances where, taking into account the factors and considerations set forth above and in the Valuation Procedures, the Advisor has reason to believe that a value provided by a Portfolio Fund is not the most reliable and relevant indication of the value of an interest in the Portfolio Fund, the Advisor may adjust such reported value to reflect the fair value of the interest in the Portfolio Fund. Likewise, in circumstances where a Portfolio Fund does not provide a valuation as contemplated above, the factors and considerations set forth above and in the Valuation Procedures may be the only indicators of the value of an interest in a Portfolio Fund and the Advisor will use such factors, together with other valuation methodologies set forth in the Valuation Procedures that may be relevant, to estimate the fair value of its interest in such a Portfolio Fund. In circumstances where the Advisor determines to adjust the values reported by Portfolio Funds, or in circumstances where Portfolio Funds do not provide valuations as contemplated above (collectively, “Adjusted Fair Values”) such valuations, which are ratified by the Board, will be subject to review and approval by the internal valuation committee of the Advisor and its registered investment advisory affiliates (“Valuation Committee”).

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income and distributions of capital gains are declared and paid annually. Distributions are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	13

Notes to Financial Statements (continued)

be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs of $293,000 associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Advisor, which are shown as expenses reimbursed by advisor in the Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of the Fund.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable, are shown as fees paid indirectly in the Statement of Operations. As of September 30, 2011, there were no such fees recorded by the Fund. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Fund entered into an Investment Advisory Agreement with the Advisor to provide investment advisory services. The Fund pays the Advisor an annual fee accrued monthly and payable quarterly in arrears, in an amount equal to 0.75% of the Fund’s month-end net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor. The Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Advisor.

The Fund has entered into an expense limitation agreement in which the Advisor has agreed to reimburse certain operating and other expenses of the Fund in order to maintain certain expenses below 0.50% per annum of the Fund’s average net assets (the “Expense Cap”). Expenses covered by the Expense Cap include all of the Fund’s expenses other than those expressly excluded by the Expense Cap Agreement.

Expenses excluded from the Expense Cap are (i) the investment management fee, (ii) interest expense, if any, (iii) expenses incurred directly or indirectly by the Fund as a result of expenses related to investing in, or incurred by, a Portfolio Fund or other permitted investment, (iv) any trading-related expenses, including, but not limited to, clearing costs and commissions, (v) dividends on short sales, if any, (vi) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, litigation expenses) and (vii) if applicable, the distribution fees paid to the Distributor or financial intermediaries.

If the Fund has received a waiver or reimbursement from the Advisor within the preceding two fiscal years of the Fund and the Fund’s operating expenses are less than the expense limit for the Fund, the Fund is required to repay the Advisor up to the amount of fees waived or expenses reimbursed under the agreement if: (i) the Fund has more than $50 million in assets, (ii) the Advisor or an affiliate serves as the Fund’s investment adviser or administrator and (iii) such reimbursement does not cause the Fund’s covered expenses to exceed the Expense Cap.

On September 30, 2011, the amount subject to possible future recoupment under the expense limitation agreement is $356,484. This will be due to expire on September 30, 2013.

The Fund entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Advisor. Pursuant to the Distribution Plan adopted in conformity with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued monthly and paid quarterly in arrears at an annual rate equal to 0.75% of the Fund’s month-end net assets.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period August 31, 2011 to September 30, 2011 were $24,425,000 and $0, respectively.

14	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)

4. Investments in Portfolio Funds:

Information reflecting the Fund’s investments in Portfolio Funds as of September 30, 2011 is summarized below, none of which was a related party. The Fund is not able to obtain complete investment holding details of each of the Portfolio Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportionate share of any investments held by a Portfolio Fund exceeds 5% of the net assets of the Fund as of September 30, 2011.

Investment	Value	% of Fund’s Net Assets	Primary Geographical Locations*	Redemptions Permitted**
Directional Trading
AlphaMosaic SPC Platform	$474,677	1.9%	Africa/Mid East, Central/South Asia, North America, PacRim Developed, PacRim Emerging, Western Europe	Monthly
D.E. Shaw Oculus International Fund	1,465,500	6.0	Latin America, North America, PacRim Developed, Western Europe	Quarterly
Fortress Commodities Fund LP	874,400	3.6	Africa/Mid East, Central/South Asia, North America, PacRim Developed, PacRim Emerging, Western Europe	Monthly
Fortress Macro Fund, Ltd.	1,063,074	4.4	Africa/Mid East, Central/South Asia, North America, PacRim Developed, PacRim Emerging, Western Europe	Quarterly
Event Driven
Davidson Kempner International (BVI), Ltd.	1,289,826	5.3	Africa/Mid East, Central/South Asia, North America, PacRim Developed, PacRim Emerging, Western Europe	Quarterly
HBK Offshore Fund II LP	996,647	4.1	Eastern Europe, Latin America, North America, PacRim Developed, PacRim Emerging, Western Europe	Quarterly
Pentwater Event Fund, Ltd.	1,253,378	5.2	North America, PacRim Developed, Western Europe	Monthly
York Investment, Ltd.	1,009,120	4.1	North America, Western Europe	Quarterly
Fundamental Long/Short
Boussard & Gavaudan Fund PLC	972,809	4.0	North America, PacRim Developed, Western Europe	Quarterly
Brigade Leveraged Capital Structures Offshore, Ltd.	1,044,317	4.3	North America, PacRim Developed, Western Europe	Quarterly
Claren Road Credit Fund, Ltd.	1,070,300	4.4	North America, Western Europe	Quarterly
Conatus Capital Overseas Ltd.	968,080	4.0	North America, Western Europe	Quarterly
Glenview Capital Partners (Cayman), Ltd.	897,547	3.6	North America, Western Europe	Quarterly
King Street Capital, Ltd.	982,100	4.0	PacRim Developed, Western Europe	Quarterly
Oak Hill Credit Alpha Fund (Offshore), Ltd.	951,282	3.9	Latin America, North America, PacRim Developed, Western Europe	Quarterly
One William Street Capital Offshore Fund, Ltd.	1,671,410	6.8	North America	Quarterly
Scout Capital Fund, Ltd.	1,335,002	5.5	Latin America, North America, Western Europe	Quarterly
Standard Pacific Capital Offshore, Ltd.	1,002,841	4.1	Central/South Asia, Eastern Europe, Latin America, North America, PacRim Developed, Western Europe	Quarterly
Standard Pacific Pan-Asia Fund, Ltd.	849,389	3.5	Central/South Asia, PacRim Developed, PacRim Emerging	Quarterly
Taconic Opportunity Offshore Fund, Ltd.	965,400	4.0	Latin America, North America, PacRim Developed, Western Europe	Annually
Relative Value
Aristeia International, Ltd.	1,043,547	4.3	North America, Western Europe	Quarterly
Magnetar Capital Fund II, Ltd.	1,653,327	6.8	North America, Western Europe	Quarterly

Total	$23,833,973	97.8%

*	Primary Geographic Locations refer to the investments held by the Portfolio Funds.
**	Redemptions Permitted reflects general redemption terms for each Portfolio Fund and excludes any temporary liquidity restrictions.

Geographical allocation, on a look through basis, as a percentage of the Fund’s net assets at September 30, 2011, was comprised of 66.1% allocated to North America, 20.4% to Western Europe, 6.4% to Developed Asia and 7.1% to Emerging Markets.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	15

Notes to Financial Statements (continued)

The agreements related to investments in Portfolio Funds provide for compensation to the investment managers/general partners in the form of management fees generally ranging from 1% to 3% (per annum) of net assets and incentive fees/allocations generally ranging from 15% to 25% of the net profits earned. The Portfolio Funds’ management fees and incentive fees/allocations are included in the net decrease in net assets from operations in the Statement of Operations.

The table below summarizes the fair value and other pertinent liquidity information of the underlying investments by class:

		Illiquid			Redemption	Redemption
Major Category	Fair Value	Investments(1)	Gates(2)	Lock-ups(3)	Frequency(4)	Notice Period(4)
Directional Trading(a)	$3,877,651	–	$1,221,201	–	Monthly/Quarterly	2-75 Days
Event Driven(b)	4,548,971	–	1,687,519	–	Monthly/Quarterly	30-90 Days
Fundamental Long/Short(c)	12,710,477	–	–	$11,737,668	Quarterly/Annually	45-90 Days
Relative Value(d)	2,696,874	–	1,446,661	–	Quarterly	60-90 Days

Total	$23,833,973	–	$4,355,381	$11,737,668

(1)

Represents Portfolio Funds that cannot be voluntarily redeemed by the fund at any time. This includes: (i) Portfolio Funds that are liquidating and making distribution payments as their underlying assets are sold, (ii) suspended redemptions/withdrawals, and (iii) side pocket holdings. This does not include private investment funds with gates and lockups, which are noted above.

(2)	Represents investor level gates. This restricts the amount of withdrawals from the fund during a redemption period.
(3)	Represents investments that cannot be redeemed without a fee due to a lock-up provision. The lock-up period for these investments ranged from 11 to 24 months at September 30, 2011.
(4)

Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions noted above. Portfolio Funds that have an investor level gate and are still in the lock-up period are represented in both (2) and (3) in the above table.

(a)

Investment strategies within this category seek to profit from buying and/or selling securities or financial instruments with a primary focus on seeking to profit primarily from changes in macro-level exposures, such as broad securities markets, interest rates, currency exchange rates, or commodity prices. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2011. Thus, the fair values of the investments in this category have been estimated based primarily on the net asset values provided by management of the Portfolio Funds.

(b)

Investment strategies within this category concentrate on companies that are, or may be, subject to extraordinary corporate events such as restructurings, takeovers, mergers, liquidations, bankruptcies or other corporate events. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2011. Thus, the fair values of the investments in this category have been estimated based primarily on the net asset values provided by management of the Portfolio Funds.

(c)

Investment strategies within this category involve buying and/or selling a security or financial instrument believed to be significantly under- or over-priced by the market in relation to its potential value. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2011. Thus, the fair values of the investments in this category have been estimated based primarily on the net asset values provided by management of the Portfolio Funds.

(d)

Investment strategies within this category seek to profit from the mispricing of related financial instruments. This discipline utilizes quantitative and qualitative analysis to identify securities or spreads between securities that deviate from their theoretical fair value and/or historical returns. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2011. Thus, the fair values of the investments in this category have been estimated based primarily on the net asset values provided by management of the Portfolio Funds.

The Fund had no unfunded capital commitments as of September 30, 2011.

16	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Notes to Financial Statements (concluded)

5. Market and Credit Risk:

The Fund’s investments in Portfolio Funds involve varying degrees of interest rate risk, credit and counterparty risk, and market, industry or geographic concentration risks for the Fund. While BlackRock monitors these risks, the varying degrees of transparency into and potential illiquidity of the securities in the Portfolio Funds may hinder BlackRock’s ability to effectively manage and mitigate these risks. The Fund’s risk of loss related to any Portfolio Fund is limited to the fair value of its investments, which is reflected in the Statement of Assets and Liabilities.

The Portfolio Funds in which the Fund is invested utilize a wide variety of financial instruments in their trading strategies including over-the-counter (“OTC”) options, futures, forward and swap agreements, and securities sold but not yet purchased. Several of these financial instruments contain varying degrees of off-balance sheet risk where the maximum potential loss on a particular financial instrument may be in excess of the amounts recorded on each Portfolio Fund’s balance sheet. The Portfolio Funds are required to account for all investments on a fair value basis, and recognize changes in unrealized gains and losses in their statements of operations. In determining the fair values for these financial instruments, the Portfolio Funds will make estimates about future interest rates, default probabilities, volatilities and other pricing factors. These estimates of fair value could differ from actual results. The Fund’s maximum exposure to market risks of the Portfolio Funds is limited to amounts included in the Fund’s investments in Portfolio Funds recorded as assets on the Statement of Assets and Liabilities.

The Fund is designed primarily for long term investors and an investment in the Fund’s Units should be considered to be illiquid. The Fund’s Units will not be listed for trading on a securities exchange. Shareholders may not be able to sell their Units as it is unlikely that a secondary market for the Units will develop or, if a secondary market does develop, shareholders may be able to sell their Units only at substantial discounts from net asset value. The Fund may, but is not obligated to, conduct tender offers to repurchase outstanding shares. If the Fund does conduct tender offers, it may be required to sell its more liquid, higher quality portfolio securities to purchase Units that are tendered, which may increase risks for remaining shareholders and increase Fund expenses.

6. Liquidity Risk:

The Portfolio Funds invest in securities and investments with various degrees of liquidity and as such the Fund is subject to certain redemption/withdrawal provisions, in accordance with the Portfolio Funds’ offering agreements.

Certain of the Fund’s Portfolio Funds have the ability to suspend redemptions/withdrawals, and restrict redemptions/withdrawals through the creation of side pockets. At September 30, 2011, none of the Fund’s net assets were subject to Portfolio Funds that had suspended redemptions/withdrawals (including those Portfolio Funds undergoing liquidation); and none of the Fund’s net assets were invested directly in side pockets maintained by Portfolio Funds. The Fund’s ability to liquidate its investment in Portfolio Funds that had imposed such provisions may be adversely impacted. In such cases, until the Fund is permitted to liquidate its interest in the Portfolio Fund, the Fund’s residual interest remains subject to continued exposure to changes in valuations.

The Fund may also invest in closed-end investments that may not permit redemptions/withdrawals or in Portfolio Funds that impose an initial “lockup” period before a redemption/withdrawal can be made. In addition, certain of the Fund’s Portfolio Funds have the ability to impose redemption gates, and in so doing, may reduce the Fund’s requested redemption/withdrawal below the requested amount.

7. Capital Shares Transactions:

Units issued and outstanding during the period September 1, 2011 to September 30, 2011 increased by 2,490,000 as a result of Units sold to BlackRock Holdco 2, Inc. At September 30, 2011, 2,500,000 Units were owned by an affiliate.

Units will be offered at closings, for purchase as of the first business day of each month or at such other times as determined in the discretion of the Board.

Beginning in the third calendar quarter of 2012, the Fund may choose to conduct quarterly tender offers for up to 15% of the net assets of the Fund at the time in the sole discretion of its Board. In a tender offer, the Fund repurchases outstanding Units at the Fund’s net asset value on the last day of the offer. In any given year, the Advisor may or may not recommend to the Board that the Fund conduct a tender offer. Accordingly, there may be years in which no tender offer is made. Units will not be redeemable at an investors option nor will be exchangeable for shares of any other fund.

A 2.00% early repurchase fee will be charged to any shareholder that tenders its Units to the Fund prior to the business day immediately preceding the one-year anniversary of the Member’s purchase of the respective Units. This early repurchase fee would apply separately to each purchase of Units made by a Member. The purpose of the 2.00% early repurchase fee is to reimburse the Fund for the costs incurred in liquidating investments in the Fund’s portfolio in order to honor the Member’s repurchase request and to discourage short-term investments which are generally disruptive to the Fund’s investment program.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	17

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Preferred Partners LLC (the “Fund”) met on May 13, 2011 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

At the time the Board considered the Agreements, the Board consisted of eleven individuals, nine of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by an Independent Board Member.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and BlackRock’s affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 13, 2011 meeting, the Board received materials specifically relating to the Agreements. The materials provided in connection with the May 13, 2011 meeting included information regarding (i) the investment objective and policies of the Fund; (ii) the team of investment advisory personnel assigned to the Fund; (iii) the Fund’s management fee rate and estimated total operating expenses as compared with a peer group of funds as determined by Lipper, Inc. (“Lipper”); and (iv) certain anticipated direct and indirect “fallout” benefits to BlackRock from its relationship with the Fund. Periodically, the Board Members, in connection with their duties as trustees or directors of other funds in the BlackRock family of closed-end funds, have received other information including general information regarding BlackRock’s management of such funds, BlackRock’s management of relationships with service providers to such funds, resources devoted to compliance with such funds’ investment objectives and policies, the structure and expertise of BlackRock and BlackRock’s parent companies, BlackRock’s policies and procedures in respect of execution of portfolio transactions and other matters.

At a meeting with the Independent Board Members attending in person, on May 13, 2011, the Board, including the Independent Board Members, reviewed materials relating to its consideration of the Agreements and thereafter unanimously approved the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund. In approving the Agreements, the Board considered, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management in general; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and BlackRock’s affiliates from their relationship with the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or BlackRock’s affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and BlackRock’s affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock. The Board considered, among other factors, BlackRock’s compliance record, including whether other funds advised by BlackRock have operated within their investment objectives, policies and restrictions, the Fund’s investment objective, policies and restrictions, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with

18	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services to be provided to the Fund. BlackRock and BlackRock’s affiliates provide the Fund with certain administrative, distribution, shareholder servicing and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and BlackRock’s affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as prospectuses in connection with the continuous public offering of the Fund’s shares and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of Portfolio Management:

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other BlackRock-advised funds. The Board also received information with respect to the performance track record of BlackRock Alternative Advisors, the business unit of BlackRock proposed to be responsible for the Fund’s portfolio management. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the May 13, 2011 meeting.

C. Consideration of the Advisory Fees:

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared the Fund’s estimated actual total expense ratio to those of other comparable funds. The funds within the peer group were selected by Lipper, which is not affiliated with the Manager.

The peer group selected by Lipper for the Fund contained seven funds, including the Fund. Within this peer group, the Fund ranked in the second quartile, ranked third lowest for estimated actual total expenses excluding investment related expenses and taxes and was below the median. Within the peer group, the Board also considered the relative amount of the Fund’s estimated actual total expenses that comprised advisory fees, administrator fees, non-management expenses, distribution fees, non-distribution service fees, investment-related expenses and taxes, and further compared these relative amounts to the relative amounts of these expenses for the peer group, noting that the Fund compared favorably to the peer group. The Board also noted that the expense analysis had assumed that the Fund would have $100 million in net assets and that “actual expenses” did not include the fees and expenses charged by the underlying funds in which the Fund proposed to invest, as well as the organizational and offering costs incurred in launching the Fund. The Board further recognized that the Fund’s contractual management fee ratio was in the first quartile. The Board additionally noted that the Manager has agreed to cap certain operating and other expenses of the Fund (excluding the management fee, underlying fund expenses, distribution fee, and other expenses described in the Fund’s prospectus as being excluded) in order to maintain certain expenses below 0.50%.

The Board also received and considered information relating to the Fund’s distribution arrangements, and in particular that the Fund would pay an ongoing distribution fee at the annual rate of 0.75% of the Fund’s month-end net asset value to its distributor, BlackRock Investments, LLC, an affiliate of BlackRock (the “Distributor”). The Board noted that the Distributor generally would pay substantially all of these ongoing fees to financial intermediaries hired by the Distributor to distribute shares of the Fund, but that the Distributor may, in certain circumstances, retain all or a portion of the ongoing distribution fee. In evaluating the benefit of these fees to the Distributor and its affiliates (including BlackRock), the Board noted that: (i) the Distributor generally would not retain these fees, but rather generally would pay them to third-party financial intermediaries; and (ii) these fees would be paid pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act. The Board also recognized that BlackRock or BlackRock’s affiliates may make additional payments to third-party financial intermediaries from their own assets to promote the distribution of the Fund’s shares and noted BlackRock’s and the Distributor’s view that such payments are made from their own resources, including their legitimate profits, and do not constitute an indirect use of Fund assets for distribution purposes. Upon evaluating these distribution arrangements, the Board concluded that these ongoing distribution fees did not result in a material benefit to the Distributor and its affiliates (including BlackRock).

Additionally, the Board noted that the Fund’s investment program entailed investing in a portfolio of hedge funds. As a result of this investment program, the Board recognized that Fund shareholders would pay two layers of expense – one set of expenses would be borne indirectly and arise from the Fund’s status as an investor in hedge funds, and the other set of expenses would be borne directly by the shareholders as investors in the Fund. The Board then discussed the level of indirect expenses shareholders would bear as a result of the Fund’s status as a hedge fund investor, noting that hedge fund management fees were generally expected to range between 1% and 3% (annualized) of the hedge fund’s average net asset value and that hedge fund performance allocations or fees were generally expected to range between 15% and

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	19

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

25% of the hedge fund’s net profits. The Board noted that these fees and expenses were a necessary component of the Fund’s investment program, that they would generally fluctuate from year to year and that the Manager’s fee was appropriately calibrated in light of these indirect expenses.

The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. As the Fund had not commenced operations as of the date of the May 13, 2011 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and BlackRock’s affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services to be provided.

D. Economies of Scale:

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board also considered the extent to which the Fund may benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. The Board noted that unlike most closed-end funds that generally do not experience substantial growth after the initial public offering, the Fund’s shares will be continuously offered and would have the potential for growth beyond initial projections used in establishing the Fund’s fee structure. The Board noted that it would consider the realization of economies of scale as the Fund grows and in subsequent Board meetings.

E. Other Factors Deemed Relevant by the Board Members:

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or BlackRock’s affiliates and significant shareholders may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution and shareholder services. The Board also considered BlackRock’s overall operations and BlackRock’s efforts to expand the scale of, and improve the quality of, BlackRock’s operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of BlackRock’s other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated exchange-traded funds without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock, which included information on brokerage commissions and trade execution practices for BlackRock closed-end funds throughout the year.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and BlackRock’s affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other fund sponsors.

Conclusion

The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

20	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board, Chairperson of the Audit Committee and Director

Paul L. Audet, Director

Michael J. Castellano, Director and Member of the Audit Committee

Frank J. Fabozzi, Director and Member of the Audit Committee

Kathleen F. Feldstein, Director

James T. Flynn, Director and Member of the Audit Committee

Henry Gabbay, Director

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Anne Ackerley, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10055

Accounting Agent, Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011	21

Additional Information

General Information

During the period, there were no material changes in the Fund’s investment objectives or policies or the Fund’s charter or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	BLACKROCK PREFERRED PARTNERS LLC	SEPTEMBER 30, 2011

[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

PREFP-09/11-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered by this semi-annual report.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) Not Applicable to this semi-annual report because no annual report on Form N-CSR has been filed by the registrant yet (registrant only commenced operations on September 1, 2011).

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: November 30, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Preferred Partners LLC

Date: November 30, 2011

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